Supplement to the
Fidelity® SAI Short-Term Treasury Bond Index Fund
April 29, 2025
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Van Eswara (Co-Portfolio Manager) has managed the fund since 2025.
STN-SUSTK-1025-102 1.9918162.102	October 1, 2025